Related party transactions - Related party balance sheet (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Other related parties
Disclosure of transactions between related parties [line items]
Accounts receivable and prepaid expenses	$ 193,905	$ 36,216
Scorpio Pools | Other related parties
Disclosure of transactions between related parties [line items]
Accounts receivable and prepaid expenses	193,905	36,216
Other assets	61,561	73,161
Accounts payable and accrued expenses	1,892	2,548
SHL | Other related parties
Disclosure of transactions between related parties [line items]
Accounts payable and accrued expenses	1,706	0
Scorpio Ship Management S.A.M. (SSM) | Other related parties
Disclosure of transactions between related parties [line items]
Accounts receivable and prepaid expenses	5,741	3,426
Accounts payable and accrued expenses	961	9,844
Amounts due to a related party port agent | Other related parties
Disclosure of transactions between related parties [line items]
Accounts payable and accrued expenses	898	674
Scorpio Services Holding Limited (SSH) | Other related parties
Disclosure of transactions between related parties [line items]
Accounts payable and accrued expenses	541	1,888
Scorpio Commercial Management S.A.M. | Other related parties
Disclosure of transactions between related parties [line items]
Accounts payable and accrued expenses	$ 793	25
Scorpio Handymax Tanker Pool Limited
Disclosure of transactions between related parties [line items]
Working capital repayment period upon vessel's exit from each pool	6 months
Scorpio Handymax Tanker Pool Limited | Other related parties
Disclosure of transactions between related parties [line items]
Accounts receivable and prepaid expenses	$ 5,661	2,379
Other assets	5,661	5,661
Bunker supplier | Other related parties
Disclosure of transactions between related parties [line items]
Accounts payable and accrued expenses	$ 717	$ 0